Net Trading Gains and Losses (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	¥ (148,643)		¥ 59,446		¥ 102,939
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	(7,761)	[1]	(6,877)	[1]	(5,575)	[1]
Loans related to credit derivatives | Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	¥ (8,660)		¥ (6,703)		¥ (3,391)

[1]	Amounts include the net loss of ¥3,391 million, ¥6,703 million and ¥8,660 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2012, 2013 and 2014, respectively.